Note 2 - Summary of Significant Accounting Policies - Fair Value Assumptions (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Expected volatility		133.19%
Risk-free interest rate		0.23%
Weighted average expected lives in years (Year)		1 year 18 days
Expected dividend		0.00%
Derivative Liability [Member]
Expected volatility	133.19%
Risk-free interest rate	0.36%
Weighted average expected lives in years (Year)	109 days
Expected dividend	0.00%
Warrant Liability [Member]
Expected volatility	133.19%
Expected dividend	0.00%
Warrant Liability [Member] | Minimum [Member]
Risk-free interest rate	0.29%
Weighted average expected lives in years (Year)	87 days
Warrant Liability [Member] | Maximum [Member]
Risk-free interest rate	1.14%
Weighted average expected lives in years (Year)	4 years 317 days